Line of Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Line of Credit Facility [Abstract]
Line of Credit Facility
10. Line of Credit Facility
On May 31, 2024, the Company drew down $3.3 million on a margin loan facility under a line of credit (the “Pershing Credit Facility”) with Pershing LLC (“Pershing”), an affiliate of The Bank of New York Mellon Corporation. The available credit line limit under the Pershing Credit Facility fluctuated based on the Company’s request for extensions from time to time, subject to the value of the collateralized marketable securities the Company holds with Pershing, provided that the amount available to draw under the Pershing Credit Facility cannot exceed 91.5% of the value of the collateralized marketable securities deposited with Pershing. Depending on the value of the marketable securities the Company held with Pershing, Pershing could have required the Company from time-to-time
to deposit additional funds or marketable securities in order to restore the level of collateral to an acceptable level. The amounts borrowed under the Pershing Credit Facility were due on demand. As of September 30, 2025 and December 31, 2024, the Company held collateralized marketable securities with Pershing with a total value of zero and $3.5 million, respectively.
Borrowings under the Pershing Credit Facility bore interest at the target interest rate set by the Federal Open Market Committee, subject to a floor of 5.5%, plus a spread of 1.75% and applicable fees of 0.5%, subject to a maximum interest rate of the then applicable Prime Rate as published in The Wall Street Journal, plus 3.0%. Interest payments thereunder were calculated on a monthly basis and, unless paid, were added to the outstanding balance under the Pershing Credit Facility. The proceeds under the Pershing Credit Facility are available for working capital needs and other general corporate purposes. Volatility in the global markets could cause the interest rate to fluctuate from time to time increasing the Company’s costs, or could cause Pershing to terminate the Company’s ability to borrow funds. In addition, borrowings under the Pershing Credit Facility have the effect of limiting the Company’s use of cash and marketable securities.
On January 3, 2025, the Pershing Credit Facility was fully repaid and the collateralized marketable securities were fully redeemed.

10. Line of Credit Facility
On May 31, 2024, the Company drew down $3.3 million on a new margin loan facility under a line of credit (the “Pershing Credit Facility”) with Pershing LLC (“Pershing”), an affiliate of The Bank of New York Mellon Corporation. The available credit line limit under the Pershing Credit Facility fluctuated based on the Company’s request for extensions from time to time, subject to the value of the collateralized marketable securities the Company holds with Pershing, provided that the amount available to draw under the Pershing Credit Facility cannot exceed 91.5% of the value of the collateralized marketable securities deposited with Pershing. Depending on the value of the marketable securities the Company held with Pershing, Pershing could have required the Company from time-to-time
to deposit additional funds or marketable securities in order to restore the level of collateral to an acceptable level. The amounts borrowed under the Pershing Credit Facility were due on demand. As of December 31, 2024, the Company held collateralized marketable securities with Pershing with a total value of $3.5 million.
Borrowings under the Pershing Credit Facility bore interest at the target interest rate set by the Federal Open Market Committee, subject to a floor of 5.5%, plus a spread of 1.75% and applicable fees of 0.5%, subject to a maximum interest rate of the then applicable Prime Rate as published in The Wall Street Journal plus 3.0%. Interest payments thereunder were calculated on a monthly basis and, unless paid, were added to the outstanding balance under the Pershing Credit Facility. The proceeds under the Pershing Credit Facility are available for working capital needs and other general corporate purposes. Volatility in the global markets could cause the interest rate to fluctuate from time to time increasing the Company’s costs, or could cause Pershing to terminate the Company’s ability to borrow funds. In addition, borrowings under the Pershing Credit Facility have the effect of limiting the Company’s use of cash and marketable securities.
On January 3, 2025, the Pershing Credit Facility was fully repaid and the collateralized marketable securities were fully redeemed.